January 30, 2008

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.  20549

Re:	First Symetra National Life Insurance Company of New York
	First Symetra Separate Account S ("Registrant")
	File Nos. 333-140379/811-07949: First Symetra Focus Variable Annuity

Commissioners:

On behalf of First Symetra National Life Insurance Company of New York ("First Symetra") and the First Symetra Separate Account S ("Separate Account"), we are electronically transmitting for filing, pursuant to Rule 485(a), Post-Effective Amendment No. 1, with exhibits, to the
Form N-4 Registration Statement for the above-referenced Registrant under the Securities Act of 1933 ("1933 Act") and Amendment No. 7 under the Investment Company Act of 1940.

This filing does not include financial statements. These items, along with certain additional updating information and any exhibits not included with this filing, will be filed in a post-effective amendment to the Registration Statement.

This Amendment is made pursuant to Rule 485(a) in order to add an optional living benefit rider which will be available under the First Symetra Focus Variable Annuity on May 1, 2008. A contract owner may elect the benefit at the time of purchase. The benefit is:

	Capital Preservation Rider ("CPR"). This rider provides for an additional amount to be added to the owner's contract value at the end of either a 7- or 10-year term, as chosen by the owner.
	In general, the rider guarantees a return of the contract value at the end of the chosen period if the contract value at the end of the period is less than the contract value at the beginning of the period. Withdrawals will reduce proportionally the guarantee, and the contract owner will be subject to certain investment allocation requirements.

In addition to the substantive differences noted above, this Registration Statement reflects certain stylistic, editorial and formatting updates from the previously filed registration statement for the First Symetra Focus Contract, including the addition of certain annuity options offered under the contract, expanded description of the compensation we receive from the portfolios offered under the contract, and additional tax disclosure related to the Rider and the Contract.

In connection with the above referenced filing and subsequent comments made by the Commission, First Symetra National Life Insurance Company of New York on behalf of First Symetra Separate Account S acknowledges that:

	-	The Separate Account is responsible for the adequacy and
		accuracy of the disclosures in the filings;
	-	The Staff's comments or suggested changes to the
		disclosure in response to staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and
	-	The Separate Account may not assert staff comments as
		a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Please call the undersigned at 425-256-5026 if you have any questions or comments.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Senior Counsel